Term Loans - Additional Information (Detail) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Feb. 22, 2022 USD ($)	Mar. 31, 2021 USD ($) Tranche	Dec. 31, 2023 USD ($) $ / shares shares
Debt Instrument [Line Items]
Outstanding principal, Term loans			$ 19,385
Extended cut off date before which the interest on term loan shall be paid	Mar. 01, 2024
Borrowed Term Loan			$ 20,000
Loan and Security Agreement [Member] | Less Than One Year From The Date Of Loan Agreement [Member]
Debt Instrument [Line Items]
Prepayment fee as a percentage of the outstanding principal			3.00%
Loan and Security Agreement [Member] | Greater Than One Year And Less Than Two Years From The Date Of Loan Agreement [Member]
Debt Instrument [Line Items]
Prepayment fee as a percentage of the outstanding principal			2.00%
Loan and Security Agreement [Member] | Later Than Two Years And Not Later Than Three Years From The Date Of Loan Agreement [Member]
Debt Instrument [Line Items]
Prepayment fee as a percentage of the outstanding principal			1.00%
Loan and Security Agreement [Member] | Later Than Three Years From The Date Of Loan Agreement [Member]
Debt Instrument [Line Items]
Prepayment fee as a percentage of the outstanding principal			0.00%
Loan and Security Agreement [Member] | Oxford Finance LLC [Member]
Debt Instrument [Line Items]
Number of tranches | Tranche		2
Debt instrument, face amount		$ 30,000
Number of days within which a portion of term loan will be available subject to achievement of milestone	45 days
Long term debt variable interest rate percentage			7.70%
Loan and Security Agreement [Member] | Prime Rate [Member] | Oxford Finance LLC [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread			4.45%
Loan and Security Agreement [Member] | Warrants To Purchase Series C Redeemable Convertible Stock | Oxford Finance LLC [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 133.25
Number of shares subject to each warrant | shares			1,503
Loan and Security Agreement [Member] | Debt Instrument, Term Loan A [Member] | Oxford Finance LLC [Member]
Debt Instrument [Line Items]
Debt Instrument, Description	In connection with the amendment, the maturity of the Term A Loans was extended from March 18, 2026 to February 1, 2027.
Debt Instrument, Discount			$ 1,600
Outstanding principal, Term loans		$ 20,000	20,000
Amortization of debt discount			2,900
Term loan final payment as a percentage of the amount funded		5.50%
Borrowed Term Loan		$ 20,000	$ 19,400
Loan and Security Agreement [Member] | Debt Instrument, Term Loan B [Member]
Debt Instrument [Line Items]
Additional term Loan	$ 10,000
Loan and Security Agreement [Member] | Debt Instrument, Term Loan B [Member] | Less Than One Year From The Date Of Loan Agreement [Member]
Debt Instrument [Line Items]
Loan initiation date	Jun. 30, 2023
Loan and Security Agreement [Member] | Debt Instrument, Term Loan B [Member] | Oxford Finance LLC [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 10,000